April 2, 2007

VIA EDGAR

Office of Filings and Information Services
SEC Headquarters
100 F. St., NE
Washington, DC 20549

Re:                               Retractable Technologies, Inc.
(Commission File No. 000-30885)- Form 10-K

Gentlemen:

Attached hereto for filing is a Form 10-K to be filed on behalf of Retractable Technologies, Inc.  The purpose of this letter is to confirm that the financial statements in the report do not reflect a change from the preceding year in any accounting principles or practices, or in the method of applying any such principles or practices.

Very truly yours,

/s/ Douglas W. Cowan
Douglas W. Cowan
Chief Financial Officer